Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Contingencies and Commitments [Abstract]
Schedule of Contingent Loans and Other Liabilities	The Bank and its subsidiaries have exposures associated with contingent loans and other liabilities according to the following detail:
	2025	2024
	MCh$	MCh$
Guarantees and sureties
Guarantees and sureties in domestic currency	—	—
Guarantees and sureties in foreign currency	288,710	336,737

Letters of credit for goods circulation operations	449,759	442,216

Debt purchase commitments in local currency abroad	—	—

Transactions related to contingent events
Transactions related to contingent events in domestic currency	2,563,484	2,544,288
Transactions related to contingent events in foreign currency	609,777	580,338

Undrawn credit lines with immediate termination
Available balance of lines of credit and agreed overdraft in current account – commercial loans	1,764,560	1,642,163
Available balance of lines of credit on credit card – commercial loans	370,983	359,638
Available balance of lines of credit and agreed overdraft in current account – consumer loans	1,501,358	1,497,076
Available balance of lines of credit on credit card – consumer loans	7,816,881	7,626,423
Available balance of lines of credit and agreed overdraft in current account – due from banks loans	—	—

Undrawn credit lines	—	—

Other commitments
Credits for higher studies Law No. 20,027 (CAE)	—	—
Other irrevocable credit commitments	69,191	51,889

Other credit commitments	—	—

Total	15,434,703	15,080,768
Responsibilities assumed to meet customer needs:
	2025	2024
	MCh$	MCh$

Transactions on behalf of third parties
Collections	138,556	214,446
Placement or sale of financial instruments	—	—
Transferred financial assets managed by the bank	—	—
Third-party resources managed by the bank	1,635,950	1,147,660
Subtotal	1,774,506	1,362,106

Securities custody
Securities in custody by a banking subsidiary	9,719,621	7,443,549
Securities in custody by the bank	4,438,522	3,318,810
Securities in custody deposited in another entity	29,035,809	19,509,831
Securities issued by the bank	—	—
Subtotal	43,193,952	30,272,190

Total	44,968,458	31,634,296

Schedule of Estimated Dates of the Respective Legal Contingencies

The estimated end dates of the related legal contingencies are as follows:

	As of December 31, 2025
	2026	2027	2028	2029	2030	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	596	1,441	—	—	—	2,037

Schedule of Subsidiary Established a Guarantee in an Insurance Policy
	2025	2024
Guarantees:	MCh$	MCh$
Shares received as collateral for simultaneous transactions:
Santiago Securities Exchange, Stock Exchange	23,244	9,171
Electronic Chilean Securities Exchange, Stock Exchange	37,559	32,024

Fixed income securities delivered to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	9,840	7,843

Fixed income securities as collateral for the Santiago Stock Exchange	2,148	2,148

Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	—	4,744

Cash guarantees received for operations with derivatives	8,477	3,931
Cash guarantees for operations with derivatives	2	4,043

Equity securities received for operations with derivatives:
Electronic Chilean Securities Exchange, Stock Exchange	—	101
Depósito Central de Valores S.A.	1,635	2,227

Total	82,905	66,232

Schedule of Insurance Policies Contracted	The policies engaged are the following:
Matter insured	Amount Insured (UF)

Errors and omissions liability policy	500
Civil responsibility policy	60,000